Net Loss Per Share ("EPS"):	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 8 – Net Loss Per Share (“EPS”):

Basic EPS and Diluted EPS for the three and six-month periods ended January 31, 2013 have been computed by dividing the net loss available to common stockholders for the period by the weighted average shares outstanding during each period. All outstanding stock options, non-vested restricted stock, warrants and common stock underlying convertible preferred stock, representing 270,883,228 incremental shares at January 31, 2013, have been excluded from the respective computations of Diluted EPS as they are anti-dilutive, due to the loss generated during that period.

Basic EPS and Diluted EPS for the three and six-month periods ended January 31, 2012 have been computed by dividing the net loss available to common stockholders for the period by the weighted average shares outstanding and the diluted weighted average shares outstanding during each period. All outstanding stock options, non-vested restricted stock, warrants and common stock underlying convertible preferred stock, representing 82,654,887 incremental shares at January 31, 2012, have been excluded from the respective computations of Diluted EPS as they are anti-dilutive, due to the loss generated during that period.

Note 16 - Net Loss per Share:

Basic loss per share (“EPS”) and Diluted EPS for the years ended July 31, 2012, 2011 and 2010 have been computed by dividing the net loss available to common stockholders for each respective period by the weighted average shares outstanding during that period. All outstanding options, warrants, non-vested restricted stock and shares to be issued upon conversion of the outstanding convertible preferred stock, representing approximately 94,643,712, 115,875,372 and 44,892,383 incremental shares, have been excluded from the respective 2012, 2011 and 2010 computation of diluted EPS as they are anti-dilutive due to the losses generated.